SEGMENT INFORMATION - Reconciliation of Segment Income to Income Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	$ 1,358	$ 1,041	$ 2,417	$ 1,702
Revenue	3,681	3,162	6,811	5,909
Other cost of sales/amortization	(1,878)	(1,979)	(3,663)	(3,915)
Exploration, evaluation and project expenses not attributable to segments	(82)	(97)	(136)	(192)
General and administrative expenses	(39)	(32)	(81)	(60)
Other expense not attributable to segments	(353)	(80)	(523)	(97)
Impairment charges	0	(1)	(4)	(18)
Gain (loss) on currency translation	2	(5)	0	(17)
Closed mine rehabilitation	8	9	(11)	11
Income from equity investees	77	115	144	163
Finance costs, net (includes non-segment accretion)	(58)	(51)	(120)	(82)
Loss on non-hedge derivatives	(1)	0	(1)	0
Operating segments [member]
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	1,731	1,136	3,000	1,927
Other items not allocated to segments
Reconciliation of Segment Income to Income Before Income Taxes
Revenue	(7)	3	(21)	(2)
Other cost of sales/amortization	(15)	(6)	(30)	(21)
Exploration, evaluation and project expenses not attributable to segments	(76)	(85)	(123)	(171)
General and administrative expenses	(39)	(32)	(81)	(60)
Other expense not attributable to segments	(276)	(56)	(362)	(55)
Impairment charges	0	(1)	(4)	(18)
Gain (loss) on currency translation	2	(5)	0	(17)
Closed mine rehabilitation	8	9	(11)	11
Income from equity investees	77	115	144	163
Finance costs, net (includes non-segment accretion)	(46)	(37)	(94)	(55)
Loss on non-hedge derivatives	$ (1)	$ 0	$ (1)	$ 0